EASTERN POINT ADVISORS TWENTY FUND (the "Fund")
                              a series of shares of
                EASTERN POINT ADVISORS FUNDS TRUST (the "Trust")


   Supplement dated November 1, 2004 to the Prospectus dated February 2, 2004


THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective November 1, 2004, the following changes will take effect:

(1)  Fees and Expenses of the Fund

Effective November 1, 2004, footnote 3 to the table of Fees and Expenses of the Fund is revised as follows:

(3) The Adviser intends to voluntarily waive fees and reimburse expenses as follows:

------------------------------------------------- ---------------------- ------------------------------------
                                                  Class A Shares         Class C Shares
------------------------------------------------- ---------------------- ------------------------------------
------------------------------------------------- ---------------------- ------------------------------------

------------------------------------------------- ---------------------- ------------------------------------
------------------------------------------------- ---------------------- ------------------------------------
Management Fees                                   0.75%                  0.75%
------------------------------------------------- ---------------------- ------------------------------------
------------------------------------------------- ---------------------- ------------------------------------
Distribution and Service (12b-1) fees             0.25%                  1.00%
------------------------------------------------- ---------------------- ------------------------------------
------------------------------------------------- ---------------------- ------------------------------------
Other Expenses                                    1.50%                  1.50%
------------------------------------------------- ---------------------- ------------------------------------
------------------------------------------------- ---------------------- ------------------------------------
Net Annual Operating Expenses                     2.50%                  3.25%
------------------------------------------------- ---------------------- ------------------------------------

This voluntary action by the Adviser may be discontinued at any time on 60 days' notice.

(2) Unified Fund Services, Inc. will be the new fund administrator, accounting services agent, dividend paying agent and transfer agent for the Trust.
Huntington National Bank will be the new custodian of the Trust. Unified Financial Securities, Inc. will be the new distributor of the Trust.

(3) The section of the Prospectus entitled "To Buy Shares" is revised to read as follows:

------------------------------------------------------- -----------------------------------------------------
Initial Investment                                      Subsequent Investments
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
By Mail                                                 o        Make your check payable to the Eastern
o        Complete and sign the account registration.             Point Advisors Twenty Fund.


------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

o        Make your check payable to the Eastern Point   o        Fill out an investment slip from an
         Advisors Twenty Fund                                    account statement, include your name and
o        Mail the application and your check to:                 account number.  Mail to:

Eastern Point Advisors Funds Trust
PO Box 6110
Indianapolis, IN  46206                                         Eastern Point Advisors Funds Trust
                                                                PO Box 6110
                                                                Indianapolis, IN  46206
o        Minimum Initial Investment is $250.

                                                        o        Minimum subsequent investment for all
                                                                 accounts is $50.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
By Wire
o        Call the transfer agent at (888) 826-2520 to   o        Call the transfer agent at (888) 826-2520
         arrange for a wire purchase.  For same day              to arrange for a wire purchase.  For same
         purchase, the wire must be received by 4:00             day purchase, the wire must be received by
         p.m. Eastern Time.                                      4:00 p.m. Eastern Time.

o        Wire federal funds to:                         o        Wire federal funds to:
         Huntington Bank                                         Huntington Bank
         ABA #044000024                                          ABA #044000024
         Account #01892281162                                    Account #01892281162
         For Further Credit (Your Name, Fund, Account            For Further Credit (Your Name, Fund,
         #)                                                      Account #)
         FBO:   (Insert your name and account number)            FBO:   (Insert your name and account
                                                                 number)
o        Mail completed account registration to the
         address above.
o        Note:  Your bank may charge a wire fee.
                                                        o        Note:  Your bank may charge a wire fee.
By Automatic Investment Plan
o        You must open a regular Fund account with
         $250 minimum prior to participating in this    o        Call (888) 826-2520 to request the form.
         plan.                                          o        Complete and return the form and any other
                                                                      required materials.





------------------------------------------------------- -----------------------------------------------------

(4) Since certain Trust service providers have changed as described above, the contact information is revised as follows: Retirement Accounts, Selling Your Shares, Mailings to Shareholders and Obtaining Copies of the Statement of Additional Information Please call (888) 826-2520 to:

o Obtain information about the purchase of shares in connection with individual retirement accounts ("IRAs") and other retirement plans or to obtain an IRA application.

o Sell shares by wire, telephone or systematic withdrawal plan. There is a $15.00 charge for redemptions under $10,000 made by wire.

o Obtain additional copies of financial reports and prospectuses or separate mailings of account statements.


To sell shares by mail, submit your request to:

Eastern Point Advisors Funds Trust
PO Box 6110
Indianapolis, IN  46206


The section on the back cover of the Prospectus entitled "Statement of Additional Information (the "SAI")" is revised to read as follows:

You can get free copies of the SAI, request other information and ask questions about the Fund by contacting:

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204
Telephone:  (888) 826-2520



PLEASE RETAIN FOR FUTURE REFERENCE